Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Income statement (Details) - GBP (£) £ in Millions		5 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Continuing operations
Net interest income			£ 9,407	£ 9,062	[1]	£ 9,845
Net fees and commissions			6,760	6,809	[1]	6,814	[2]
Net trading income			4,235	4,566	[1]	3,500
Net investment income			1,131	585	[1]	861
Total income			21,632	21,136	[1],[3]	21,076
Credit impairment charges			(1,912)	(1,468)	[1]	(2,336)	[4]
Net operating income			19,720	19,668	[1]	18,740
Staff costs			(8,315)	(8,629)	[1]	(8,560)
Administration and general expenses			(2,300)	(2,457)	[1]	(2,740)
Operating expenses			(15,434)	(16,243)	[1]	(15,456)
Share of post-tax results of associates and joint ventures			61	69	[1]	70
Profit/(loss) before tax			4,357	3,494	[1]	3,541
Taxation			(1,003)	(911)	[1]	(2,066)
Profit/(loss) after tax			3,354	2,583	[1]	(720)
Attributable to:
Equity holders of the parent			3,274	2,349	[1]	(1,109)
Non-controlling interests			80	234	[5]
Profit/(loss) after tax			3,354	2,583	[1]	£ (720)
Barclay's Africa Banking Group Limited (BAGL) [member]
Continuing operations
Net interest income		£ 1,024	0	0
Net fees and commissions		522	0	0
Net trading income		149	0	0
Net investment income		30	0	0
Other income		61	0	0
Total income		1,786	0	0
Credit impairment charges		(177)	0	0
Net operating income		1,609	0	0
Staff costs		(586)	0	0
Administration and general expenses	[6]	(1,634)	0	0
Operating expenses		(2,220)	0	0
Share of post-tax results of associates and joint ventures		5	0	0
Profit/(loss) before tax		(606)	0	0
Taxation		(154)	0	0
Profit/(loss) after tax	[7]	(760)	0	0
Attributable to:
Equity holders of the parent		(900)	0	0
Non-controlling interests		140	0	0
Profit/(loss) after tax	[7]	£ (760)	£ 0	£ 0

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

The Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures for 2017 are reported under IAS 18

[3]

During 2018, £ 351 m of certain legacy capital i nstrument funding costs were charged to Head Office, the impact of which would have been materially the same i f the charges had been included in full year 2017

[4]	The comparatives for 2017 are presented on an IAS 39 basis
[5]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to Upper Tier 2 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded directly in equity . Comparatives have been restated, increasing p rofit attributable to non-controlling i nterest and d ividends paid to non-controlling interest by £8m. Further detail can be found in Note 1.

[6]	Includes impairment of £1,090m in 2017
[7]	Total loss in respect of the discontinued operation in 2017 was £2,195m , which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves